Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	45,894	42,758	66,805	367,687	449,198	897,777
Salaries and benefits	57,194	62,118	117,391	119,999	202,167	214,550
Professional services	61,239	110,689	106,610	142,401	257,536	155,338
General and administrative	33,527	203,494	98,096	308,058	789,628	272,605
Net operating expenses	197,854	419,059	388,902	938,145	1,698,529	1,540,270
Loss from operations	(197,854)	(419,059)	(388,902)	(938,145)	(1,698,529)	(1,540,270)
Other income (expense):
Interest expense	(53,905)	(75,319)	(103,067)	(96,853)	(245,970)	(213,022)
Other income	957	957	1,913	1,926	3,839	3,941
Loss on settlement of liabilities	(87,353)		(230,726)		(46,346)	56,000
Gain on change in fair value of derivative liability	119,443	1,642,566	165,938	2,493,598	4,109,195	(2,386,907)
Total other income (expense)	(20,858)	1,568,204	(165,942)	2,398,671	3,820,718	(2,539,988)
Net income (loss)	$ (218,712)	$ 1,149,145	$ (554,844)	$ 1,460,526	$ 2,122,189	$ (4,080,258)
Net loss per share of common stock - basic	$ (0.00)	$ 0.02	$ (0.01)	$ 0.03	$ 0.04	$ (0.13)
Net loss per share of common stock - diluted	$ (0.00)	$ 0.02	$ (0.01)	$ 0.02	$ 0.03	$ (0.13)
Weighted average shares outstanding - basic	66,445,267	49,912,073	61,692,564	49,867,529	50,647,226	31,012,343
Weighted average shares outstanding - diluted	66,445,267	52,739,623	61,692,564	52,695,079	62,630,306	31,012,343